UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 30, 2011

Moody’s Rating	% of Portfolio Investments

AAA	23.37%
AA	4.13%
A	6.57%
BAA	19.95%
BA	13.73%
B	12.74%
C	4.30%
Withdrawn Rating	0.92%
Not Rated	5.89%
Short Term Investments	2.82%
Preferred Stock	2.58%
Common Stock	3.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,074.30	$4.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$4.56

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.42%
1,550,000	Bombardier Inc	1,658,610
	7.35% December 22, 2026
		$1,658,610

Agriculture — 0.29%
1,055,000	Corn Products International Inc	1,140,969
	6.63% April 15, 2037
		$1,140,969

Air Freight — 0.70%
913,951	Atlas Air Worldwide Holdings Inc ‡‡	703,742
	8.77% January 2, 2011
309,578	Atlas Air Worldwide Holdings Inc	303,387
	9.06% January 2, 2014
988,256	Atlas Air Worldwide Holdings Inc *	948,726
	7.68% January 2, 2014
895,741	Atlas Air Worldwide Holdings Inc *	770,338
	7.63% January 2, 2015
		$2,726,193

Airlines — 2.66%
12,488	American Airlines Inc	12,488
	8.04% September 16, 2011
2,295,000	AMR Corp †	2,226,150
	6.25% October 15, 2014
199,443	Continental Airlines Inc	200,341
	7.37% December 15, 2015
31,220	Continental Airlines Inc	31,257
	8.31% October 2, 2019
897,541	Delta Air Lines Inc †	925,634
	8.95% August 10, 2014
347,874	Delta Air Lines Inc	368,746
	9.75% December 17, 2016
546,000	Delta Air Lines Inc ‡	582,173
	9.50% September 15, 2014
1,185,195	Delta Air Lines Inc	1,232,602
	6.82% August 10, 2022
705,000	Qantas Airways Ltd ‡	764,083
	6.05% April 15, 2016
449,535	UAL	444,100
	6.64% January 2, 2024
2,554,629	UAL	2,896,183
	10.40% November 1, 2016

725,000	US Airways 2011-1 Class A Pass Through Trust	725,000
	7.13% October 22, 2023
		$10,408,757

Automobiles — 2.55%
1,760,000	Ford Motor Co	1,680,571
	6.38% February 1, 2029
755,000	Ford Motor Co	740,178
	6.63% October 1, 2028
1,475,000	Ford Motor Co	2,527,781
	4.25% November 15, 2016
3,795,000	Ford Motor Co †	4,302,153
	7.45% July 16, 2031
265,000	Ford Motor Co	268,371
	7.50% August 1, 2026
245,000	Ford Motor Co	242,092
	7.13% November 15, 2025
155,000	Ford Motor Co	162,758
	6.50% August 1, 2018
50,000	Ford Motor Co	49,040
	6.63% February 15, 2028
		$9,972,944

Banks — 0.67%
1,830,000	BAC Capital Trust VI	1,576,602
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	1,049,936
	7.75% July 15, 2029
		$2,626,538

Biotechnology — 0.09%
250,000	Human Genome Sciences Inc	363,750
	2.25% August 15, 2012
		$363,750

Broadcast/Media — 0.36%
390,000	Clear Channel Communications Inc †	390,975
	5.00% March 15, 2012
765,000	Comcast Corp	749,345
	5.65% June 15, 2035
120,000	Historic TW Inc	130,783
	6.63% May 15, 2029
81,317	Liberty Media LLC	43,911
	3.50% January 15, 2031
75,000	Time Warner Inc	89,983
	7.63% April 15, 2031
		$1,404,997

Building Materials — 1.02%
1,400,000	Masco Corp	1,254,972
	6.50% August 15, 2032
150,000	Masco Corp	148,994
	7.75% August 1, 2029
865,000	Owens Corning Inc	876,363
	7.00% December 1, 2036
575,000	Owens Corning Inc	625,647
	6.50% December 1, 2016

1,220,000	USG Corp	1,073,600
	6.30% November 15, 2016
		$3,979,576

Canadian - Federal — 8.16%
7,880,000	Government of Canada	8,965,037
	4.25% June 1, 2018
5,295,000	Government of Canada	5,490,395
	1.00% September 1, 2011
13,645,000	Government of Canada	14,657,002
	5.25% June 1, 2012
2,600,000	Government of Canada	2,756,439
	3.75% June 1, 2012
		$31,868,873

Canadian - Provincial — 0.63%
2,149,781	Province of Alberta	2,442,363
	5.93% September 16, 2016
		$2,442,363

Chemicals — 2.87%
2,220,000	Borden Inc	1,825,950
	7.88% February 15, 2023
480,000	Borden Inc	441,600
	9.20% March 15, 2021
3,175,000	Chevron Phillips Chemical Co LLC ‡	3,936,416
	8.25% June 15, 2019
535,000	Hercules Inc	452,075
	6.50% June 30, 2029
3,675,000	Methanex Corp	3,739,213
	6.00% August 15, 2015
750,000	Methanex Corp	796,745
	8.75% August 15, 2012
		$11,191,999

Commercial Mortgage Backed — 0.12%
500,000	Community Program Loan Trust	478,999
	Series 1987-A Class A5
	4.50% April 1, 2029
		$478,999

Communications - Equipment — 0.51%
735,000	Ciena Corp ‡	863,625
	3.75% October 15, 2018
1,235,000	Ciena Corp	1,045,119
	0.88% June 15, 2017
63,000	Motorola Solutions Inc	70,070
	6.63% November 15, 2037
		$1,978,814

Conglomerates — 0.32%
620,000	Textron Inc †	728,917
	7.25% October 1, 2019
500,000	Textron Inc	535,920
	5.60% December 1, 2017
		$1,264,837

Electric Companies — 1.88%
1,372,125	Bruce Mansfield Unit	1,471,010
	6.85% June 1, 2034
14,000	Commonwealth Edison Co ~	13,994
	4.75% December 1, 2011
1,400,000	EDP Finance BV ‡	1,199,411
	4.90% October 1, 2019
1,010,000	Energy Future Holdings Corp	505,000
	6.50% November 15, 2024
1,225,000	Energy Future Holdings Corp	600,250
	6.55% November 15, 2034
395,000	Energy Future Holdings Corp	312,050
	5.55% November 15, 2014
295,000	Quezon Power Philippines Ltd	320,075
	8.86% June 15, 2017
1,250,000	Texas Competitive Electric Holdings Co LLC ‡	1,228,125
	11.50% October 1, 2020
455,000	White Pine Hydro LLC ‡ ~	434,038
	6.96% July 10, 2037
300,000	White Pine Hydro LLC ‡ ~	318,429
	6.31% July 10, 2017
1,000,000	White Pine Hydro Portfolio LLC ‡ ~	957,960
	7.26% July 20, 2015
		$7,360,342

Electronic Instruments & Equipment — 1.64%
1,500,000	Agilent Technologies Inc	1,727,622
	6.50% November 1, 2017
500,000	Avnet Inc	543,098
	5.88% March 15, 2014
245,000	Avnet Inc	277,423
	6.63% September 15, 2016
950,000	Corning Inc	1,105,373
	7.25% August 15, 2036
2,625,000	Ingram Micro Inc	2,751,606
	5.25% September 1, 2017
		$6,405,122

Electronics - Semiconductor — 2.89%
325,000	Freescale Semiconductor Inc †	338,812
	8.88% December 15, 2014
6,090,000	Intel Corp	7,429,800
	3.25% August 1, 2039
2,585,000	Intel Corp	2,672,244
	2.95% December 15, 2035
610,000	Kulicke & Soffa Industries Inc	642,025
	0.88% June 1, 2012
230,000	Micron Technology Inc	224,250
	1.88% June 1, 2014
		$11,307,131

Financial Services — 6.39%
100,000	AGFC Capital Trust 1 ‡ §	67,500
	7.30% January 15, 2067
1,000,000	Associates Corp of North America	1,128,133
	6.95% November 1, 2018
153,258	CIT Group Inc	152,683
	7.00% May 1, 2016

1,347,243	CIT Group Inc	1,343,875
	7.00% May 1, 2017
321,992	CIT Group Inc †	326,017
	7.00% May 1, 2014
577,386	CIT Group Inc	578,108
	7.00% May 1, 2015
360,000	Citigroup Inc	345,979
	6.13% August 25, 2036
100,000	Citigroup Inc §	133,751
	3.63% November 30, 2017
125,000	Citigroup Inc	117,513
	5.88% February 22, 2033
60,000	Citigroup Inc	59,326
	5.85% December 11, 2034
5,255,000	General Electric Capital Corp	4,557,578
	6.50% September 28, 2015
400,000	General Electric Capital Corp	346,730
	6.75% September 26, 2016
552,000	GMAC Inc	590,640
	8.00% December 31, 2018
979,000	GMAC Inc	1,059,768
	8.00% November 1, 2031
159,000	GMAC Inc	164,167
	6.75% December 1, 2014
255,000	GMAC Inc	272,531
	7.50% December 31, 2013
1,325,000	International Lease Finance Corp	1,435,969
	8.63% September 15, 2015
460,000	International Lease Finance Corp	496,800
	8.25% December 15, 2020
1,500,000	International Lease Finance Corp	1,465,601
	6.25% May 15, 2019
37,900,127,200	JPMorgan Chase & Co ‡ **	4,239,253
	8.80% April 12, 2012
3,035,000	Lloyds TSB Bank PLC ‡	2,862,867
	6.50% September 14, 2020
3,510,000	Springleaf Finance Corp	3,220,425
	6.90% December 15, 2017
		$24,965,214

Food & Beverages — 1.32%
360,000	Albertson’s Inc	306,900
	8.00% May 1, 2031
755,000	Albertson’s Inc	571,912
	6.63% June 1, 2028
580,000	Albertson’s Inc	510,400
	7.75% June 15, 2026
4,545,000	Albertson’s Inc	3,760,988
	7.45% August 1, 2029
		$5,150,200

Foreign Banks — 0.74%
3,110,000,000	Barclays Bank PLC	2,871,615
	3.68% August 20, 2015
		$2,871,615

Foreign Governments — 9.45%
16,400,000,000	Export-Import Bank of Korea ‡	1,884,499
	6.60% November 4, 2013
9,225,000	Government of Australia	9,987,229
	6.00% May 1, 2012
2,875,000	Government of Ireland	2,542,172
	5.40% March 13, 2025
1,450,000	Government of Ireland	1,319,463
	4.50% April 18, 2020
3,275,000	Government of Ireland	3,059,953
	4.50% October 18, 2018
175,000	Government of Ireland	160,233
	5.00% October 18, 2020
80,000,000	Government of Mexico	7,241,420
	8.00% December 7, 2023
28,530,000	Government of Norway	5,642,146
	4.25% May 19, 2017
1,280,000	Government of Norway	257,403
	5.00% May 15, 2015
19,430,000	Government of Norway	3,858,874
	6.50% May 15, 2013
750,000	Government of Portugual	623,630
	3.85% April 15, 2021
175,000	Government of Portugual	153,673
	4.80% June 15, 2020
200,000	Government of Portugual	174,077
	4.95% October 25, 2023
		$36,904,772

Gold, Metals & Mining — 0.10%
255,000	Alcoa Inc	266,165
	6.75% January 15, 2028
140,000	Alcoa Inc	143,460
	5.87% February 23, 2022
		$409,625

Health Care Related — 2.49%
725,000	HCA Inc	656,125
	7.50% November 6, 2033
80,000	HCA Inc	83,400
	6.75% July 15, 2013
175,000	HCA Inc	160,125
	7.75% July 15, 2036
130,000	HCA Inc	132,275
	6.50% February 15, 2016
150,000	HCA Inc	153,000
	6.38% January 15, 2015
45,000	HCA Inc	45,619
	5.75% March 15, 2014
765,000	HCA Inc	715,275
	7.69% June 15, 2025
150,000	HCA Inc	151,125
	7.19% November 15, 2015
575,000	HCA Inc	572,125
	8.36% April 15, 2024
1,115,000	HCA Inc	1,036,950
	7.58% September 15, 2025
395,000	HCA Inc	372,288
	7.50% December 15, 2023

2,505,000	HCA Inc	2,173,087
	7.05% December 1, 2027
145,000	Kindred Healthcare Inc ‡	144,275
	8.25% June 1, 2019
570,000	Omnicare Inc	760,237
	3.75% December 15, 2025
2,410,000	Owens & Minor Inc ~	2,529,987
	6.35% April 15, 2016
55,000	Tenet Healthcare Corp	45,925
	6.88% November 15, 2031
		$9,731,818

Homebuilding — 1.48%
80,000	K Hovnanian Enterprises Inc	48,800
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc †	21,625
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	17,250
	6.50% January 15, 2014
1,925,000	Lennar Corp	1,891,313
	5.60% May 31, 2015
3,615,000	Pulte Group Inc	2,819,700
	6.00% February 15, 2035
396,000	Pulte Group Inc	396,000
	5.20% February 15, 2015
695,000	Pulte Group Inc	573,375
	6.38% May 15, 2033
		$5,768,063

Household Goods — 0.01%
21,000	Dixie Group Inc †	19,740
	7.00% May 15, 2012
		$19,740

Independent Power Producer — 0.33%
180,000	Dynegy Holdings Inc	124,200
	7.13% May 15, 2018
415,000	Dynegy Holdings Inc	280,125
	7.63% October 15, 2026
2,220,000	NGC Corp Capital Trust I ~	865,800
	8.32% June 1, 2027
		$1,270,125

Insurance Related — 3.62%
280,000	American International Group Inc	292,985
	5.85% January 16, 2018
80,000	American International Group Inc	83,553
	5.45% May 18, 2017
1,900,000	Forethought Financial Group Inc ‡	1,931,922
	8.63% April 15, 2021
1,560,000	Hanover Insurance Group Inc	1,550,543
	6.38% June 15, 2021
1,175,000	Hanover Insurance Group Inc	1,267,161
	7.50% March 1, 2020
125,000	Marsh & McLennan Cos Inc	124,017
	5.88% August 1, 2033
590,000	MBIA Insurance Corp ‡ §	351,050
	14.00% January 15, 2033

1,600,000	MetLife Inc	2,252,000
	10.75% August 1, 2069
810,000	MetLife Inc	789,750
	6.40% December 15, 2036
3,005,000	Mutual of Omaha Insurance Co ‡	3,056,037
	6.80% June 15, 2036
600,000	Nationwide Mutual Insurance Co ‡	561,867
	6.60% April 15, 2034
535,000	Penn Mutual Life Insurance Co ‡	540,044
	6.65% June 15, 2034
725,000	XL Capital Ltd	733,749
	6.25% May 15, 2027
575,000	XL Capital Ltd	593,659
	6.38% November 15, 2024
		$14,128,337

Investment Bank/Brokerage Firm — 1.43%
1,700,000	Morgan Stanley	1,857,069
	7.63% March 3, 2016
800,000	Morgan Stanley	809,463
	5.75% January 25, 2021
2,900,000	Morgan Stanley	2,935,354
	5.50% July 24, 2020
		$5,601,886

Machinery — 0.19%
665,000	Toro Co ~	662,391
	6.63% May 1, 2037
95,000	Trinity Industries Inc	99,156
	3.88% June 1, 2036
		$761,547
Medical Products — 0.17%
620,000	Boston Scientific Corp	671,182
	6.00% January 15, 2020
		$671,182

Oil & Gas — 3.58%
40,000	Allis-Chalmers Energy Inc	42,000
	8.50% March 1, 2017
110,000	Allis-Chalmers Energy Inc	112,338
	9.00% January 15, 2014
880,000	Anadarko Petroleum Corp	1,008,774
	6.38% September 15, 2017
1,725,000	Chesapeake Energy Corp	1,563,281
	2.25% December 15, 2038
660,000	Chesapeake Energy Corp	694,650
	2.50% May 15, 2037
1,200,000	DCP Midstream LLC ‡	1,258,633
	6.45% November 3, 2036
250,000	El Paso Corp	291,764
	7.80% August 1, 2031
2,000,000	El Paso Corp	2,162,368
	6.95% June 1, 2028
600,000	IFM US Colonial Pipeline 2 LLC ‡	632,985
	6.45% May 1, 2021
210,000	Parker Drilling Co	221,550
	9.13% April 1, 2018

1,500,000	Pioneer Natural Resources Co	1,571,310
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,904,242
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,426,742
	6.13% January 15, 2017
80,000	Weatherford International Ltd	82,521
	6.50% August 1, 2036
		$13,973,158

Paper & Forest Products — 2.43%
120,000	Georgia-Pacific LLC	151,608
	8.88% May 15, 2031
365,000	Georgia-Pacific LLC	433,453
	8.00% January 15, 2024
5,850,000	Georgia-Pacific LLC	6,733,695
	7.75% November 15, 2029
110,000	Georgia-Pacific LLC	124,277
	7.38% December 1, 2025
700,000	Georgia-Pacific LLC	777,801
	7.25% June 1, 2028
685,000	Westvaco Corp	740,750
	7.95% February 15, 2031
490,000	Westvaco Corp	530,779
	8.20% January 15, 2030
		$9,492,363

Personal Loans — 2.32%
100,000	American General Finance Corp	89,250
	5.75% September 15, 2016
200,000	American General Finance Corp	200,000
	5.90% September 15, 2012
900,000	American General Finance Corp	806,625
	6.50% September 15, 2017
330,000	American General Finance Corp	325,875
	5.85% June 1, 2013
200,000	American General Finance Corp	199,000
	5.38% October 1, 2012
300,000	American General Finance Corp	298,500
	4.88% July 15, 2012
170,000	American General Finance Corp	155,550
	5.40% December 1, 2015
170,000	Ford Motor Credit Co LLC	183,627
	7.00% April 15, 2015
100,000	SLM Corp	100,500
	5.00% April 15, 2015
1,100,000	SLM Corp	923,738
	5.63% August 1, 2033
3,725,000	SLM Corp	4,088,608
	8.45% June 15, 2018
60,000	SLM Corp	61,565
	5.13% August 27, 2012
280,000	SLM Corp	279,979
	5.05% November 14, 2014
1,305,000	SLM Corp	1,341,167
	5.38% January 15, 2013
		$9,053,984

Pharmaceuticals — 0.61%
1,735,000	Elan Finance PLC	1,804,400
	8.88% December 1, 2013
565,000	Nektar Therapeutics	563,588
	3.25% September 28, 2012
		$2,367,988

Railroads — 0.07%
386,000	Missouri Pacific Railroad Co ~	274,060
	5.00% January 1, 2045
		$274,060

Real Estate — 2.44%
850,000	Camden Property Trust	936,264
	5.70% May 15, 2017
135,000	Duke Realty LP	148,080
	5.95% February 15, 2017
50,000	Equity Residential	54,509
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,880,786
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	2,552,557
	7.50% April 15, 2018
375,000	iStar Financial Inc	350,625
	5.95% October 15, 2013
110,000	iStar Financial Inc	94,325
	5.85% March 15, 2017
1,565,000	iStar Financial Inc †	1,596,300
	8.63% June 1, 2013
105,000	iStar Financial Inc †	96,337
	5.70% March 1, 2014
20,000	iStar Financial Inc	18,100
	6.05% April 15, 2015
270,000	iStar Financial Inc †	232,875
	5.88% March 15, 2016
395,000	ProLogis LP	436,722
	6.63% May 15, 2018
50,000	ProLogis LP	54,026
	5.75% April 1, 2016
60,000	ProLogis LP	63,441
	5.63% November 15, 2015
		$9,514,947

Retail — 1.59%
430,000	Dillard’s Inc	430,000
	6.63% January 15, 2018
1,070,000	Dillard’s Inc	1,037,900
	7.75% July 15, 2026
500,000	Dillard’s Inc	490,000
	7.88% January 1, 2023
850,000	Foot Locker Inc	869,125
	8.50% January 15, 2022
228,000	JC Penney Corp Inc	204,060
	6.38% October 15, 2036
525,000	Macy’s Retail Holdings Inc	545,714
	6.38% March 15, 2037
540,000	Toys R Us Inc	569,700
	7.88% April 15, 2013

2,125,000	Toys R Us Inc	2,063,906
	7.38% October 15, 2018
		$6,210,405

Savings & Loans — 0.63%
2,465,000	Residential Capital LLC	2,446,513
	9.63% May 15, 2015
		$2,446,513

Specialized Services — 1.34%
1,348,177	Alta Wind Holdings LLC ‡	1,430,591
	7.00% June 30, 2035
1,300,000	DP World Ltd ‡	1,241,500
	6.85% July 2, 2037
484,173	PF Export Receivable Master Trust ‡	515,644
	6.44% June 1, 2015
61,813	Power Receivable Finance LLC ‡	61,902
	6.29% January 1, 2012
35,000	Western Union Co	35,144
	6.20% June 21, 2040
1,935,000	Western Union Co	1,967,423
	6.20% November 17, 2036
		$5,252,204

Supranationals — 5.88%
17,325,000	Inter-American Development Bank	15,065,875
	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	7,921,504
	1.43% March 5, 2014
		$22,987,379

Telephone & Telecommunications — 7.30%
250,000	Alcatel-Lucent USA Inc	224,375
	6.50% January 15, 2028
4,555,000	Alcatel-Lucent USA Inc	4,099,500
	6.45% March 15, 2029
760,000	AT&T Corp	807,933
	6.50% March 15, 2029
405,000	AT&T Inc	419,279
	6.15% September 15, 2034
170,000	Axtel SAB de CV ‡	166,005
	9.00% September 22, 2019
35,000	BellSouth Corp	37,659
	6.55% June 15, 2034
170,000	BellSouth Corp	171,716
	6.00% November 15, 2034
775,000	Embarq Corp	794,074
	8.00% June 1, 2036
2,670,000	Level 3 Communications Inc ‡ ~	4,245,300
	7.00% March 15, 2015
995,000	Level 3 Communications Inc ~	1,582,050
	7.00% March 15, 2015
625,000	Level 3 Communications Inc	623,437
	3.50% June 15, 2012
110,000	Level 3 Financing Inc ‡	113,300
	9.38% April 1, 2019
740,000	Level 3 Financing Inc	754,800
	8.75% February 15, 2017

125,000	Nextel Communications Inc	125,781
	6.88% October 31, 2013
1,210,000	Nextel Communications Inc	1,208,488
	5.95% March 15, 2014
485,000	Nextel Communications Inc	485,000
	7.38% August 1, 2015
1,565,000	Nortel Networks Capital Corp ‡‡ @	1,181,575
	7.88% June 15, 2026
250,000	Portugal Telecom International Finance BV	253,778
	4.50% June 16, 2025
750,000	Portugal Telecom International Finance BV	870,095
	5.00% November 4, 2019
3,500,000	Qwest Capital Funding Inc	3,578,750
	7.75% February 15, 2031
150,000	Qwest Capital Funding Inc	160,512
	7.63% August 3, 2021
45,000	Qwest Corp	43,369
	6.88% September 15, 2033
500,000	Qwest Corp	517,500
	7.25% September 15, 2025
130,000	Sprint Capital Corp	140,725
	8.75% March 15, 2032
760,000	Sprint Capital Corp	782,800
	6.90% May 1, 2019
1,629,000	Sprint Capital Corp	1,543,477
	6.88% November 15, 2028
606,000	Sprint Nextel Corp	605,242
	6.00% December 1, 2016
470,000	Telecom Italia Capital SA	398,874
	6.00% September 30, 2034
465,000	Telecom Italia Capital SA	414,661
	6.38% November 15, 2033
1,960,000	US West Capital Funding Inc	1,871,800
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	253,750
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	60,590
	5.13% June 15, 2033
		$28,536,195

Tobacco — 0.81%
2,235,000	Reynolds American Inc	2,580,480
	6.75% June 15, 2017
545,000	Reynolds American Inc	587,329
	7.25% June 15, 2037
		$3,167,809

Transportation — 0.28%
1,650,000	APL Ltd ~	1,089,000
	8.00% January 15, 2024
		$1,089,000

U.S. Municipal — 1.13%
1,825,000	Michigan Tobacco Settlement Finance Authority ~	1,325,753
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp ~	3,085,975
	6.71% June 1, 2046
		$4,411,728

Utilities — 0.16%
920,000	Calpine Corp # ^ ‡‡	0
	0.00% July 15, 2010
500,000	EQT Corp	611,632
	8.13% June 1, 2019
		$611,632

TOTAL BONDS — 86.07%		$336,224,303
(Cost $304,845,721)

COMMON STOCK

Shares		Value ($)
Biotechnology — 1.08%
81,282	Vertex Pharmaceuticals Inc ††	4,225,851
		$4,225,851

Containers — 0.17%
26,029	Owens-Illinois Inc ††	671,808
		$671,808

Electronic Instruments & Equipment — 0.24%
51,679	Corning Inc	937,974
		$937,974

Oil & Gas — 0.32%
42,007	Chesapeake Energy Corp	1,247,188
		$1,247,188

Pharmaceuticals — 1.13%
84,901	Valeant Pharmaceuticals International Inc	4,411,456
		$4,411,456

Unit Investment Trust — 0.01%
6,176	Highland Credit Strategies Fund †	47,432
		$47,432

TOTAL COMMON STOCK — 2.95%		$11,541,709
(Cost $5,689,341)

PREFERRED STOCK

Shares		Value ($)
Auto Parts & Equipment — 0.25%
17,850	Goodyear Tire & Rubber Co	989,559
		$989,559

Automobiles — 0.93%
74,350	General Motors Co	3,619,916
		$3,619,916

Electric Companies — 0.33%
5,650	AES Trust III	278,263
2,255	New York State Electric & Gas Corp	164,615
25,000	Southern California Edison Co	542,750
3,600	Union Electric Co	284,400
		$1,270,028

Financial Services — 0.57%
1,484	Bank of America Corp	1,487,710
283	GMAC Inc ‡	265,967
9,608	Sovereign Capital Trust IV	475,596
		$2,229,273

Household Goods — 0.38%
31,225	Newell Financial Trust Inc	1,467,575
		$1,467,575

Oil & Gas — 0.35%
415	Chesapeake Energy Corp	37,557
30,000	El Paso Energy Capital Trust I	1,335,000
		$1,372,557

Personal Loans — 0.13%
10,955	SLM Corp	520,472
		$520,472

Real Estate — 0.04%
3,200	Health Care Inc REIT	168,800
		$168,800

Telephone & Telecommunications — 0.41%
1,650	Lucent Technologies Capital Trust 1	1,619,063
		$1,619,063

Utilities — 0.01%
134	MDU Resources Group Inc	13,471
300	Xcel Energy Inc	21,225
		$34,696

TOTAL PREFERRED STOCK — 3.40%		$13,291,939
(Cost $11,293,244)

SHORT-TERM INVESTMENTS
Par Value ($)		Value ($)

3,000,000	International Bank for Reconstruction & Development	3,000,000
	0.04% July 1, 2011
3,500,000	Fannie Mae	3,499,988
	0.03% July 5, 2011
400,000	Federal Home Loan Bank	399,999
	0.01% July 15, 2011
5,000,000	Federal Home Loan Bank	4,999,996
	0.00% July 27, 2011
465,000	Freddie Mac	464,985
	0.05% July 25, 2011

TOTAL SHORT-TERM INVESTMENTS — 3.17%		$12,364,968
(Cost $12,364,968)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,578,099	Undivided interest of 9.07% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $2,578,099 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	2,578,099

2,578,099	Undivided interest of 6.34% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $2,578,099 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	2,578,099

999,943	Undivided interest of 3.45% in a repurchase agreement (Principal Amount/Value $29,000,000 with a maturity value of $29,000,024) with Goldman Sachs & Co, 0.03%, dated 6/30/11, to be repurchased at $999,943 on 7/1/11, collateralized by Fannie Mae, 4.89% - 5.00%, 4/1/12 - 12/1/36, with a value of $29,580,000.	999,943

2,578,099	Undivided interest of 17.63% in a repurchase agreement (Principal Amount/Value $14,623,528 with a maturity value of $14,623,548) with Bank of America LLC, 0.05%, dated 6/30/11, to be repurchased at $2,578,099 on 7/1/11, collateralized by various U.S. Government or agency securities, 3.50% - 5.50%, 7/1/25 - 8/1/40, with a value of $14,915,999.	2,578,099

2,120,915	Undivided interest of 5.88% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $2,120,915 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	2,120,915

TOTAL SECURITIES LENDING COLLATERAL — 2.78%		$10,855,155
(Cost $10,855,155)

TOTAL INVESTMENTS — 98.37%		$384,278,074
(Cost $345,048,429)

OTHER ASSETS & LIABILITIES — 1.63%		$6,374,593

TOTAL NET ASSETS — 100%		$390,652,667

Legend

‡‡	Security in default on interest payments during the last 12 months. At June 30, 2011, the aggregate market value of the securities was $1,885,317, representing 0.48% of net assets.
*	Security in default, some interest payments received during the last 12 months. At June 30, 2011, the aggregate market value of the securities was $1,719,064, representing 0.44% of net assets.
†	A portion or all of the security is on loan at June 30, 2011.
‡	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $32,206,436 and $35,855,400, respectively, representing 9.18% of net assets.
~	Illiquid security; at June 30, 2011, the aggregate cost and market value of illiquid securities was $18,313,907 and $17,384,737, respectively, representing 4.45% of net assets.

§	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2011.
**	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
@	Security in bankruptcy at June 30, 2011.
#	Security has no market value at June 30, 2011.
^	Security is fair valued at June 30, 2011.
††	Non-income Producing Security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Loomis Sayles Bond Portfolio

ASSETS:
Investments in securities, market value (including $10,604,811 of securities on loan)(a)	$384,278,074
Cash	12,626,308
Dividends and interest receivable	4,529,845
Subscriptions receivable	921,662
Receivable for investments sold	1,037,211

Total Assets	403,393,100

LIABILITIES:
Payable to investment adviser	287,129
Payable upon return of securities loaned	10,855,155
Redemptions payable	1,398,838
Payable for investments purchased	154,281
Payable to custodian	45,030

Total Liabilities	12,740,433

NET ASSETS	$390,652,667

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,028,737
Paid-in capital in excess of par	350,271,816
Net unrealized appreciation on investments and foreign currency translations	39,229,645
Undistributed net investment income	2,094,280
Accumulated net realized (loss) on investments and foreign currency transactions	(3,971,811)

TOTAL NET ASSETS	$390,652,667

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	30,287,369

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.90

(a) Cost of investments in securities	$345,048,429

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Loomis Sayles Bond Portfolio
INVESTMENT INCOME:
Interest	$11,090,901
Income from securities lending	18,141
Dividends	311,758

Total Income	11,420,800

EXPENSES:
Management fees	1,673,763

Total Expenses	1,673,763

NET INVESTMENT INCOME	9,747,037

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	2,357,000
Change in net unrealized appreciation on investments and foreign currency translations	14,331,194

Net Realized and Unrealized Gain on Investments and Foreign Currency	16,688,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,435,231

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

Maxim Loomis Sayles Bond Portfolio	2011 (Unaudited)	2010
OPERATIONS:
Net investment income	$9,747,037	$19,807,438
Net realized gain on investments and foreign currency transactions	2,357,000	6,079,221
Change in net unrealized appreciation on investments and foreign currency translations	14,331,194	17,319,337

Net Increase in Net Assets Resulting from Operations	26,435,231	43,205,996

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,597,372)	(23,376,176)

CAPITAL SHARE TRANSACTIONS:
Shares sold	101,632,918	165,168,663
Shares issued in reinvestment of distributions	8,597,372	23,376,176
Shares redeemed	(94,526,337)	(219,549,917)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	15,703,953	(31,005,078)

Total Increase (Decrease) in Net Assets	33,541,812	(11,175,258)

NET ASSETS:
Beginning of period	357,110,855	368,286,113

End of period (a)	$390,652,667	$357,110,855

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,924,284	13,523,916
Shares issued in reinvestment of distributions	666,463	1,940,244
Shares redeemed	(7,375,021)	(18,021,254)

Net Increase (Decrease)	1,215,726	(2,557,094)

(a) Including undistributed net investment income:	$2,094,280	$944,614

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
Maxim Loomis Sayles Bond Portfolio	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
NET ASSET VALUE, BEGINNING OF PERIOD	$12.28		$11.64	$8.91	$12.55	$12.58	$11.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.33		0.81	0.65	0.93	0.92	0.67
Net realized and unrealized gain (loss)	0.58		0.65	2.71	(3.60)	0.08	0.63

Total Income (Loss) From Investment Operations	0.91		1.46	3.36	(2.67)	1.00	1.30

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.82)	(0.63)	(0.91)	(0.92)	(0.67)
From net realized gains	–		–	–	(0.06)	(0.11)	–

Total Distributions	(0.29)		(0.82)	(0.63)	(0.97)	(1.03)	(0.67)

NET ASSET VALUE, END OF PERIOD	$12.90		$12.28	$11.64	$8.91	$12.55	$12.58

TOTAL RETURN(a)	7.43%	(b)	12.77%	38.46%	(21.74% )	8.10%	11.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$390,653		$357,111	$368,286	$285,246	$389,403	$340,080
Ratio of expenses to average net assets	0.90%	(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	5.24%	(c)	5.44%	6.03%	6.24%	5.67%	5.31%
Portfolio turnover rate	9%	(b)	21%	29%	28%	28%	37%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets. Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 securities were not a significant portion of the portfolio.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Fixed Income:
Commercial Mortgage Backed		-		478,998		-		478,998
Corporate Bonds and Notes				232,734,098		3,966,837		236,700,935
Foreign Government and
Government Agency Bonds and Notes		-		71,645,263		-		71,645,263
Municipal Bonds		-		4,411,728		-		4,411,728
Other Debt		-		22,987,379		-		22,987,379
Equity Investments:
Domestic Common Stock		7,130,253		-		-		7,130,253
Foreign Common Stock		4,411,456		-		-		4,411,456
Preferred Stock		1,533,462		11,758,477		-		13,291,939
Short-term Investments and Securities Lending Collateral		-		23,220,123		-		23,220,123

Total		$13,075,171		$367,236,066		$3,966,837		$384,278,074

*Further	breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2011	$4,422,599
Total realized gain (loss)	-
Total unrealized gain (loss) relating to instruments not held at reporting Date(a)	675
Total unrealized gain (loss) relating to instruments still held at reporting date(a)	(16,852)
Purchases	725,000
Sales	(325,137)
Amortization	29,677
Transfers into Level 3	-
Transfers (out of) Level 3(b)	(869,125)

Ending Balance, June 30, 2011	$3,966,837

(a)	Included in Change in net unrealized depreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.
(b)	Transfers out of Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $32,168,592 and $35,255,648, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $5,399,230, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $345,052,142. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $47,957,275 and gross depreciation of securities in which there was an excess of tax cost over value of $8,731,343 resulting in net appreciation of $39,225,932.

5.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $10,604,811 and received collateral of $10,855,155 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio

Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.        CODE OF ETHICS.

Not required in filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL	ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT	COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)  (1) Not required in filing.

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

      (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011